RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Lending to related parties		$ (1,624,261)	$ 0	$ 0
Rene Sola Singapore Pte Ltd [Member]
RELATED PARTY BALANCES AND TRANSACTIONS [Line Items]
Purchase of modules from		33,238,377	0	0
Purchased services related to the construction of project assets		868,158	0	0
Borrowing from	[1]	11,343,739	0	0
Lending to related parties	[2]	$ (1,624,261)	$ 0	$ 0

[1]	It represented the borrowings under a loan agreement between the Company (“borrower”) and ReneSola Singapore (“the lender”). The lender grants to the borrower a loan in the principal amount of up to US$ 200 million with annual interest rate of 1%. There is no fixed repayment schedule of this loan.
[2]	It represented the loan borrowed by ReneSola Singapore’s subsidiaries bearing no interests. There is no fixed repayment schedule of this loan.